Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,298,000
Previously Paid Amount	0.00
Total Fee Amount	112.93
Total Offset Amount	0.00
Net Fee	112.93
Narrative - Max Aggregate Offering Price	$ 1,298,000
Final Prospectus	true